UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 09/30/2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 4400
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   November 3, 2000


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   64

Form 13F Information Table Value Total:   576704

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                                                   Badgley, Phelps and Bell, Inc.
                                                              FORM 13F
                                                         September 30, 2000

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corp                       COM              00130H105    27027   394550 SH       Sole                    89193            305357
Abbott Laboratories            COM              002824100     1574    33100 SH       Sole                                      33100
Agilent Technologies           COM              00846U101      568    11612 SH       Sole                                      11612
America Online                 COM              02364J104      631    11740 SH       Sole                                      11740
American Home Products         COM              026609107      239     4230 SH       Sole                                       4230
American Int'l Group           COM              026874107    22445   234569 SH       Sole                    45851            188718
Amgen Inc                      COM              031162100      309     4430 SH       Sole                                       4430
Automatic Data Processing      COM              053015103    21889   327306 SH       Sole                    61265            266041
BP Amoco PLC - Spons ADR       COM              055622104      555    10477 SH       Sole                                      10477
Boeing Co                      COM              097023105      239     3800 SH       Sole                                       3800
Bristol-Myers Squibb           COM              110122108      962    16847 SH       Sole                                      16847
Broadcom Corp - Class A        COM              111320107      256     1052 SH       Sole                                       1052
CVS Corp                       COM              126650100    11294   243860 SH       Sole                    62897            180963
Cardinal Health Inc            COM              14149Y108    11833   134175 SH       Sole                    40951             93224
Charles Schwab Corp            COM              808513105    13203   371913 SH       Sole                    84159            287754
Chevron Corp                   COM              166751107     2979    34939 SH       Sole                                      34939
Cintas Corporation             COM              172908105    15166   348154 SH       Sole                    82841            265314
Cisco Systems                  COM              17275R102    26919   487219 SH       Sole                    60082            427137
Citigroup                      COM              172967101      602    11139 SH       Sole                                      11139
Coca-Cola Co                   COM              191216100      979    17762 SH       Sole                                      17762
Colgate-Palmolive              COM              194162103     7504   158989 SH       Sole                    33475            125514
Costco Wholesale Corp          COM              22160K105    12572   359852 SH       Sole                    68350            291502
Disney Walt Co                 COM              254687106     1309    34217 SH       Sole                                      34217
EMC Corporation                COM              268648102    25960   261893 SH       Sole                    52750            209143
Ecolab Inc.                    COM              278865100     8796   243922 SH       Sole                    64100            179822
Emerson Electric               COM              291011104     7934   118421 SH       Sole                    25668             92753
Enron Corp                     COM              293561106      274     3125 SH       Sole                                       3125
Exxon Mobil Corp               COM              30231G102     2019    22651 SH       Sole                                      22651
Fannie Mae                     COM              313586109    18945   264972 SH       Sole                    48606            216366
Franklin Resources             COM              354613101     2397    53951 SH       Sole                      301             53650
General Electric               COM              369604103    28667   496933 SH       Sole                    67325            429608
Gillette Company               COM              375766102     1080    34980 SH       Sole                                      34980
Hewlett Packard                COM              428236103    11744   121074 SH       Sole                    24348             96726
Home Depot                     COM              437076102    21727   409455 SH       Sole                    70488            338967
Intel Corp                     COM              458140100    17611   423719 SH       Sole                    57227            366492
Johnson & Johnson              COM              478160104    16883   179730 SH       Sole                    25488            154242
Kimberly-Clark                 COM              494368103      739    13240 SH       Sole                                      13240
Lucent Technologies            COM              549463107     5888   192665 SH       Sole                    42550            150115
MBNA Corp                      COM              55262L100    14942   388115 SH       Sole                    94485            293630
McDonald's Corp                COM              580135101      637    21115 SH       Sole                                      21115
Medtronic Inc                  COM              585055106    21190   408966 SH       Sole                    76270            332696
Merck & Co                     COM              589331107     4904    65881 SH       Sole                                      65881
Microsoft Corp                 COM              594918104    19924   330353 SH       Sole                    47525            282828
Minnesota Mining & Mfg         COM              604059105      403     4420 SH       Sole                                       4420
Morgan J.P.                    COM              616880100      592     3625 SH       Sole                                       3625
Nokia Corp - Spon ADR          COM              654902204    10046   252325 SH       Sole                    59425            192900
Nortel Networks Corp           COM              656568102      294     4928 SH       Sole                                       4928
Omnicom Group                  COM              681919106    15282   209525 SH       Sole                    42583            166942
Paychex Inc                    COM              704326107    15630   297710 SH       Sole                    60570            237140
PepsiCo Inc                    COM              713448108     3123    67900 SH       Sole                      300             67600
Pfizer Inc                     COM              717081103    14334   318977 SH       Sole                    63582            255395
Praxair Inc                    COM              74005P104      708    18950 SH       Sole                                      18950
Procter & Gamble               COM              742718109     1375    20523 SH       Sole                                      20523
Providian Financial            COM              74406A102      330     2600 SH       Sole                                       2600
Royal Dutch Petroleum          COM              780257804     1011    16875 SH       Sole                                      16875
SBC Communications             COM              78387G103     2670    53401 SH       Sole                                      53401
Schering-Plough                COM              806605101      412     8850 SH       Sole                                       8850
Solectron Corp                 COM              834182107    18410   399125 SH       Sole                    85400            313725
Starbucks Corp                 COM              855244109    16939   422816 SH       Sole                    67207            355609
State Street Corp              COM              857477103    24235   186420 SH       Sole                    33638            152782
Sysco Corp                     COM              871829107    18467   398740 SH       Sole                    73563            325177
Texas Instruments              COM              882508104     7375   156300 SH       Sole                    40700            115600
Walgreen Co                    COM              931422109      319     8400 SH       Sole                                       8400
WorldCom Inc                   COM              98157D106    11430   376308 SH       Sole                    78265            298043
REPORT SUMMARY                 64 DATA RECORDS              576704            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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